Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Western Asset Management Company
      Pasadena, CA

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., Vice Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      The U.S. Government Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the fund will always be able to main-tain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                 Legg Mason Wood Walker, Incorporated
      --------------------------------------------------------
                           100 Light Street
                P.O. Box 1476, Baltimore, MD 21203-1476
                           410 o 539 o 0000

LMF-056


                               Semi-Annual Report
                                 June 30, 1998

                                   Legg Mason
                                     Income
                                  Trust, Inc.

                          U.S. Government Intermediate

                                Investment Grade

                                   High Yield

                          U.S. Government Money Market


                              The Art of Investing

                            [Legg Mason Funds Logo]

To Our Shareholders,

   We are pleased to provide you with this report covering operations of the Legg Mason U.S. Government Intermediate Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and U.S. Government Money Market Portfolio for the period ended June 30, 1998.

   The following table summarizes key statistics for each Fund, as of June 30, 1998:

                                                                                     Net Asset Value
                                                 SEC Yield*         Average Life        Per Share
                                                 ----------         ------------     ---------------
            Government Intermediate                 5.25%             6.10 years          $10.45
            Investment Grade                        5.43%            10.47 years          $10.63
            High Yield                              7.59%             6.48 years          $17.06
            Government Money Market                 4.84%               57 days           $ 1.00

   Net asset values per share for Government Intermediate, Investment Grade and High Yield rose from their December 31, 1997 levels, reflecting gains in the value of our portfolio holdings. For the six months ended June 30, 1998 total returns for the Primary Class of shares (excluding Government Money Market) of those Funds were 3.12%, 3.27% and 8.68%, respectively (total return measures investment performance in terms of appreciation or depreciation in a portfolio's net assets per share, plus dividends and any capital gain distributions). Beginning on the following page, portfolio managers responsible for the Funds discuss recent results and the investment outlook. The Funds' total returns in various periods and since their inceptions (and performance information for Navigator shares) are shown later in this report.

   For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.(+)

   Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                   Sincerely,


                                   /s/ John F. Curley
                                   __________________
                                   John F. Curley, Jr.
                                   Chairman

July 30, 1998

---------
*SEC yields reported for the U.S. Government Intermediate, Investment Grade and
 High Yield Portfolios are for the 30 days ended June 30, 1998. U.S. Government Money Market Portfolio's SEC Yield is for the 7 days ended June 30, 1998.

(+)The U.S. Government Money Market Portfolio attempts to stabilize the value of its shares at $1.00 but there can be no assurance that the Fund will always be able to maintain a stable net asset value of $1.00.

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.

Market Overview

   For most of the first half of this year, fixed-income markets were dominated by events overseas. Following a first-quarter remission, the Asian flu re-emerged, and the emerging markets quickly joined the list of victims. The US launched a surprise bailout of the Japanese yen in an attempt to limit the spread of the disease. Global economic tensions rose as the yen fell, commodity prices fell, Asian economies plumbed the depths of recession, and emerging market debt spreads widened to near-default levels. In typical bad-news-is-good-news fashion, global turmoil and deflating commodity prices helped US bond yields fall to historic lows, though short-term rates remained significantly higher than inflation. Throughout the turmoil, the US economy remained fairly healthy, and the Federal Reserve made it clear that they were very unlikely to alter the stance of monetary policy.

U.S. Government Intermediate and Investment Grade Portfolios

   Despite generally higher bond prices, results were mixed. On the positive side, both Funds were well positioned for declining interest rates, with a continued emphasis on longer maturities to lock in yields. However, since the major impact of the Asian/emerging market distress was to reinforce the outlook for slower economic growth, credit spreads in the corporate and emerging market sectors rose as the general level of interest rates fell. Although this limited price gains for the period (and even resulted in price declines for some securities, particularly for Investment Grade's portfolio), it does mean that the Funds' earning potential will be enhanced going forward. For example, distressed prices for emerging market debt gave us an opportunity to significantly increase exposure to that sector of the market during the latter part of the period.

   Both Funds benefited from a heavy emphasis on low-coupon mortgages, which outperformed premium issues as prepayment risk rose. As before, both Funds were negatively impacted by a moderate exposure to inflation-indexed bonds, since real interest rates held fairly steady as nominal rates fell.

   Government Intermediate produced a total return of 3.1% for the period versus the Salomon Brothers Medium Term Treasury/Government Sponsored Index return of 3.4%. Investment Grade generated a total return of 3.3% versus the Salomon Bros. Broad Investment Grade Index return of 4.0%.

High Yield Portfolio

   Due to the general widening of credit spreads discussed above, the high-yield area only marginally outperformed the investment grade sector of the bond market. However, High Yield enjoyed very strong performance, thanks to an emphasis on lower quality sectors, which generally outperformed higher quality sectors, and to an overweighting to the cable and telecommunications sectors, where performance was boosted by the AT&T/TCI merger announcement.

   High Yield was again the star performer for the period, posting an impressive total return of 8.7% versus the Lehman Brothers High Yield Index return of 4.5%

Market Commentary and Outlook

   After many years of tight money, the Fed has succeeded in sharply reducing the rate of inflation, but it has also set in motion two major and conflicting forces: tight labor markets and the rising wages that accompany them are clashing with zero pricing power to gradually squeeze corporate earnings. Low inflation has fueled investment-led growth and technology-led productivity gains, making labor scarce as it becomes more valuable. But a strong dollar and falling commodity prices place severe limits on the pricing power of most businesses. This conflict eventually will be resolved in the form of slower growth in corporate earnings, a moderation in the pace of hiring, and finally, a moderation in the pace of overall growth.

   Once the US economy begins to slow appreciably, the door will open to Fed ease. This eventually will allow short-term rates to fall, but long-term rates are likely to lag (note: although it typically provides short-term relief, Fed easing eventually makes the bond market nervous), thus leading to a gradual steepening of the yield curve over time. In the interim, the Fed's resolute determination to fight even the hint of inflation will keep short rates on hold, thus leaving open the possibility of an inversion of the curve as long rates continue to track the downward trend of inflation.

   Not to be overlooked amidst all the fuss over Asia are the opportunities which are being created in the emerging market sector. Although a scenario in which all emerging market countries default seems highly unlikely, today's 600 basis point(1) spread on emerging market debt implies a 30-40% probability that such a catastrophe will actually happen! That's a big silver lining behind the Asian cloud, since there are a number of emerging market countries that continue to enjoy attractive fundamentals in spite of the Asian turmoil.

Strategy

   Consistent with this view, we remain long our duration benchmarks, in anticipation of further declines in interest rates, but with a degree of caution which recognizes that with rates close to historically low levels, there is the potential for disappointment should the Asian economies quickly recover their footing. Yield curve exposure has been moderately barbelled, but we are looking for opportunities to increase exposure to a steepening of the curve which would likely follow on the heels of a potential Fed easing.

   Corporate exposure is overweight, with holdings chosen for their attractive yield and prospects for improving credit quality. Where possible, we have taken advantage of the higher yields available in emerging market securities to establish a substantial, though well-diversified exposure to that sector, emphasizing sovereign issues of the major economies of Latin America and Southeast Asia. We continue to maintain a moderate exposure to mortgage-backed securities, since their yields are still quite attractive relative to their excellent credit quality. As before, however, our emphasis is on discount coupons and commercial mortgages in order to minimize the risk of more rapid prepayments as interest rates decline. High Yield retains an emphasis on single-B issues, and an overweighting in the cable and telecommunications sectors.

                                               Western Asset Management Company

July 30, 1998


--------
(1) 100 basis points = 1%

Performance Information
Legg Mason Income Trust, Inc.

Total Return for One, Five, Ten Years and Life of Funds as of June 30, 1998

         The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The Government Intermediate, Investment Grade and High Yield Portfolios have two classes of shares: Primary Class and Navigator Class. The Navigator Class, offered only to certain institutional investors, pays Fund expenses similar to those paid by the Primary Class, except that transfer agency fees and shareholder servicing expenses are determined separately for each class and the Navigator Class does not incur Rule 12b-1 distribution fees.

         The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price.

         The Funds' total returns as of June 30, 1998 were as follows:

                                                           U.S. Government          Investment Grade             High
                                                          Intermediate-Term              Income                  Yield
                                                              Portfolio                 Portfolio              Portfolio
---------------------------------------------------------------------------------------------------------------------------
      Average Annual Total Return
        Primary Class:
          One Year                                              +7.65%                    +10.04%               +17.72%
          Five Years                                            +5.60                      +6.93                   N/A
          Ten Years                                             +7.67                      +8.64                   N/A
          Life of Class(A)                                      +7.64                      +8.65                +12.14

        Navigator Class:
          One Year                                              +8.35%                    +10.66%                  N/A
          Life of Class(B)                                      +8.62                      +8.24                   N/A

      Cumulative Total Return
        Primary Class:
          One Year                                              +7.65%                    +10.04%               +17.72%
          Five Years                                           +31.35                     +39.82                   N/A
          Ten Years                                           +109.30                    +129.05                   N/A
          Life of Class(A)                                    +123.17                    +147.08                +65.81

        Navigator Class:
          One Year                                              +8.35%                    +10.66%                  N/A
          Life of Class(B)                                     +34.45                     +22.22                 +2.64
---------------------------------------------------------------------------------------------------------------------------

    (A) Primary Class inception dates are:
        U.S. Government Intermediate-Term Portfolio -- August 7, 1987 Investment Grade Income Portfolio -- August 7, 1987
        High Yield Portfolio -- February 1, 1994

    (B) Navigator Class inception dates are:
        U.S. Government Intermediate-Term Portfolio -- December 1, 1994 Investment Grade Income Portfolio -- December 1, 1995
        High Yield Portfolio -- May 5, 1998

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                        Rate          Maturity Date         Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 39.2%

Fixed-rate Securities -- 30.0%
      Fannie Mae                                       5.75%          6/15/05                 $ 8,000         $  8,000
      Federal Farm Credit Bank                         6.66%          12/26/06                  5,850            6,163
      Overseas Private Investment Corporation          6.93%          12/15/08                 15,000           15,792
      Private Export Funding Corporation               5.82%          6/15/03                   5,000            5,000(G)
      Private Export Funding Corporation               7.03%          10/31/03                  4,000            4,237
      Tennessee Valley Authority                       6.235%         7/15/45                   5,000            5,181
      United States Treasury Notes                     7.125%         2/29/00                   4,000            4,100
      United States Treasury Notes                     6%             8/15/00                   7,440            7,511
      United States Treasury Notes                     6.25%          4/30/01                   5,000            5,093
      United States Treasury Notes                     5.75%          4/30/03                  22,200           22,418
      United States Treasury Notes                     7.875%         11/15/04                  4,500            5,054
      United States Treasury Notes                     7%             7/15/06                   7,600            8,299
      United States Treasury Notes                     6.50%          10/15/06                  3,090            3,281
                                                                                                              --------
                                                                                                               100,129
                                                                                                              --------
      Inflation-indexed Securities -- 9.0%
      United States Treasury Inflation -
        Indexed Security                               3.625%         7/15/02 to 4/15/28       11,968           11,831(E)
      United States Treasury Inflation -
        Indexed Security                               3.375%         1/15/07                  18,851           18,256(E)
                                                                                                              --------
                                                                                                                30,087
                                                                                                              --------

      Stripped Securities(D) -- 0.2%
      United States Treasury Bonds                     0%             5/15/99                     600              572(2)
                                                                                                              --------
      Total U.S. Government and Agency Obligations  (Identified Cost-- $128,853)                               130,788
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities -- 37.8%

      Fixed-rate Securities -- 33.2%
      Fannie Mae                                       11.50%         4/1/04                    1,517            1,583
      Fannie Mae                                       7.23%          3/30/06                   8,000            8,089
      Fannie Mae                                       8.50%          6/1/10 to 8/1/11          2,672            2,759
      Fannie Mae                                       6.50%          11/1/10 to 7/1/13        22,015           22,192
      Fannie Mae                                       9.50%          7/1/14 to 6/25/18         1,679            1,802
      Fannie Mae                                       11%            12/1/15                     670              739
      Fannie Mae                                       8.50%          6/1/21                      863              902
      Fannie Mae                                       9%             11/1/21                   1,915            2,040
      Fannie Mae                                       6.50%          4/1/24                       27               27
      Fannie Mae                                       7%             12/1/26 to 2/1/27         1,757            1,769
      Fannie Mae                                       6%             11/1/27                      10               10
      Fannie Mae                                       6%             4/1/28                    3,200            3,115(A)
      Fannie Mae                                       6.50%          7/1/28                    4,240            4,245(A)
      Federal Agricultural Mortgage Corporation        7.92%          1/25/12                   1,461            1,538
      Freddie Mac                                      10.75%         7/1/00                        2                2

Legg Mason Income Trust, Inc.

                                                        Rate          Maturity Date         Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities -- Continued

      Fixed-rate Securities -- Continued
      Freddie Mac                                      8.75%          2/1/01 to 10/1/01       $   473         $    486
      Freddie Mac                                      9%             2/1/02                      235              239
      Freddie Mac                                      7.10%          4/10/07                   5,000            5,434
      Freddie Mac                                      8.25%          2/1/08                      413              427
      Freddie Mac                                      8.50%          12/1/08                     234              244
      Freddie Mac                                      9.75%          11/1/09                     245              262
      Freddie Mac                                      9.75%          11/1/14                     172              184
      Freddie Mac                                      8.50%          1/1/17                      727              753
      Freddie Mac                                      9%             1/1/17 to 9/1/20          1,709            1,810
      Freddie Mac                                      9.30%          4/15/19                   3,105            3,299
      Freddie Mac                                      9%             1/1/21                      979            1,046
      Government National Mortgage Association         9%             7/15/04 to 8/15/06        3,543            3,716
      Government National Mortgage Association         7.50%          3/15/17                      23               24
      Government National Mortgage Association         9%             3/15/20 to 9/15/22           73               77
      Government National Mortgage Association         7.50%          12/15/22 to 3/15/23         267              276
      Government National Mortgage Association         7.50%          2/15/28 to 3/15/28       29,561           29,677
      Government National Mortgage Association         6.50%          4/1/28                   12,030           12,004(A)
                                                                                                              --------
                                                                                                               110,770
                                                                                                              --------
      Stripped Securities(D) -- 0.4%
      Fannie Mae                                       152%           11/25/20                    156            1,511(1)
                                                                                                              --------
      Variable-rate Securities(C) -- 2.3%
      Fannie Mae                                       7.678%         5/25/22                   3,170            3,237
      Government National Mortgage Association         7%             10/20/17                    605              622
      Government National Mortgage Association         7%             7/20/22 to 8/20/22        3,706            3,792
                                                                                                              --------
                                                                                                                 7,651
      Indexed Securities(F) -- 1.9%
      Government National Mortgage Association         7%             12/20/21                  2,270            2,326
      Government National Mortgage Association         7.375%         6/20/22                   3,835            3,924
                                                                                                              --------
                                                                                                                 6,250
                                                                                                              --------
      Total U.S. Government Agency Mortgage-backed Securities  (Identified Cost-- $124,735)                    126,182
---------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities -- 0.3%
      AFC Home Equity Loan Trust                       7.75%          11/30/06                  1,062            1,082
                                                                                                              --------
      Total Asset-backed Securities  (Identified Cost-- $1,074)                                                  1,082
---------------------------------------------------------------------------------------------------------------------------

                                                        Rate          Maturity Date         Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 12.2%

      Fixed-rate Securities -- 11.7%
      Columbia/HCA Healthcare Corp.                    8.85%          1/1/07                  $ 5,000          $ 5,354
      Donaldson Lufkin & Jenrette                      6.50%          6/1/08                    6,000            6,000
      NationsBank Corp.                                6.375%         5/15/05                   5,000            5,061
      News America Holdings Incorporated               7.43%          10/1/26                   2,300            2,450
      Philip Morris Companies, Inc.                    9.25%          2/15/00                   2,000            2,092
      Postal Square L.P.                               6.50%          6/15/22                   4,950            5,054
      TCI Communications Incorporated                  8%             8/1/05                    5,000            5,460
      Time Warner, Inc.                                7.25%          10/15/17                  4,500            4,693
      Union Pacific Corp.                              7.25%          11/1/08                   3,000            3,134
                                                                                                              --------
                                                                                                                39,298
                                                                                                              --------
      Variable-rate Securities(C) -- 0.5%
      NationsBank Capital Trust III                    6.206%         1/15/27                   1,600            1,584
                                                                                                              --------
      Total Corporate Bonds and Notes  (Identified Cost-- $40,318)                                              40,882
---------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities -- 2.8%

      Fixed-rate Securities -- 1.2%
      Metropolitan Asset Funding, Inc.                 6.85%          8/20/05                   3,000            3,004
      Resolution Trust Corporation                     10%            5/25/22                   1,007            1,011
                                                                                                              --------
                                                                                                                 4,015
                                                                                                              --------
      Variable-rate Securities(C) -- 1.6%
      Resolution Trust Corporation                     8.74%          3/25/21                   3,146            3,216
      Resolution Trust Corporation                     8.013%         9/25/29                   1,997            2,040
                                                                                                              --------
                                                                                                                 5,256
                                                                                                              --------
      Total Mortgage-backed Securities  (Identified Cost-- $9,285)                                               9,271
---------------------------------------------------------------------------------------------------------------------------
Yankee Bonds(B) -- 5.5%
      Cable & Wireless Communications                  6.375%         3/6/03                    3,850            3,853
      Credit Suisse                                    6.50%          5/1/08                    1,570            1,572
      Petroliam Nasional Berhad                        6.625%         10/18/01                  1,290            1,194(G)
      Petroliam Nasional Berhad                        7.125%         8/15/05                     800              696(G)
      Petroliam Nasional Berhad                        7.125%         10/18/06                    450              385(G)
      Petroliam Nasional Berhad                        7.625%         10/15/26                    570              448(G)
      Petrozuata Finance                               7.63%          4/1/09                    3,910            4,043(G)
      Province of Quebec                               7%             1/30/07                     700              740
      YPF Sociedad Anonima                             7%             10/26/02                  2,840            2,852
      YPF Sociedad Anonima                             7.50%          10/26/02                  2,371            2,399
                                                                                                              --------
      Total Yankee Bonds  (Identified Cost-- $18,265)                                                           18,182
---------------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

                                                        Rate          Maturity Date         Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Common Stock -- 0.9%
      Blackrock 2001 Term Trust Inc.                                                              343 shs      $ 3,023
                                                                                                              --------
      Total Common Stock  (Identified Cost-- $2,997)                                                             3,023
---------------------------------------------------------------------------------------------------------------------------
Short-term Investments -- 5.8%
      U.S. Government Obligation -- 0.3%
      United States Treasury Bill                      5.12%          9/3/98                 $  1,000              991(I)
                                                                                                              --------
      Repurchase Agreements -- 5.5%
      J.P. Morgan Securities, Inc.
        5.70%, dated 6/30/98, to be repurchased at $18,451 on 7/1/98
        (Collateral: $18,450 Fannie Mae Medium-term Notes,
        6.89% due 9/4/07, value $19,229)                                                       18,448           18,448
                                                                                                              --------
      Total Short-term Investments  (Identified Cost-- $19,439)                                                 19,439
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 104.5%  (Identified Cost-- $344,966)                                                 348,849
      Other Assets Less Liabilities-- (4.5%)                                                                   (14,962)
                                                                                                              --------
      Net assets consisting of:
      Accumulated paid-in-capital applicable to:
        31,197 Primary Shares outstanding                                                    $331,337
           769 Navigator Shares outstanding                                                     7,893
      Accumulated net realized loss on investments, options and futures                        (9,088)
      Unrealized appreciation of investments                                                    3,745
                                                                                             --------
      Net assets-- 100.0%                                                                                     $333,887
                                                                                                              ========
      Net asset value per share:

        Primary Class                                                                                           $10.45
                                                                                                                ======
        Navigator Class                                                                                         $10.45
                                                                                                                ======


                                                                       Expiration            Actual            Appreciation/
                                                                          Date              Contracts         (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
      Futures Contracts Purchased(H)
      Eurodollar Future                                                 December 98            55                 $  12
                                                                                                                  =====
      Futures Contracts Written(H)
      U.S. Treasury Note Future                                         September 98          200                 $(127)
      U.S. Treasury Note Future                                         September 98           43                   (22)
      U.S. Treasury Note Future                                         September 98            4                    (1)
                                                                                                                  =====
                                                                                                                   (150)
                                                                                                                  =====

--------------------------------------------------------------------------------
  (A) When-issued security -- Security purchased on a delayed-delivery basis. Final settlement amount and maturity date have not yet been announced.
  (B) Yankee bond -- Dollar-denominated bond issued in the U.S. by foreign entities.
  (C) The coupon rates shown on variable-rate securities are the rates at June 30, 1998. These rates vary with the weighted average coupon of the underlying loans.
  (D) Stripped Security -- Securities with interest-only or principal-only payment streams as denoted by superscript 1 or 2, respectively.
  (E) United States Treasury Inflation-indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
  (F) Indexed security -- The rate of interest earned on these securities is tied to the London Interbank Offered Rate (LIBOR), the One Year Treasury Constant Maturity Rate or a similar index. The coupon rate is the rate as of June 30, 1998.
  (G) Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
  (H) Options and futures are described in more detail in the notes to financial statements.
  (I) Collateral to cover futures contracts written.

  See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 18.4%

      Finance -- 3.9%
      Associates Corporation, North America            8.15%          8/1/09                 $  1,000         $  1,148
      Donaldson Lufkin & Jenrette                      6.50%          6/1/08                      500              500
      General Motors Acceptance Corporation            0%             6/15/15                   2,700              879(A)
      IBJ Preferred Capital Company LLC                8.79%          12/29/49                  1,430            1,306(B)
      SB Treasury Company LLC                          9.40%          12/29/49                  1,390            1,381(B)
      Socgen Real Estate Company LLC                   7.64%          12/29/49                    180              181(B)
      Tokai Preferred Cap Company LLC                  9.98%          12/29/49                    210              193(B)
                                                                                                              --------
                                                                                                                 5,588
                                                                                                              --------


      Food and Beverage -- 0.9%
      RJR Nabisco, Inc.                                8.75%          4/15/04                     200              208
      RJR Nabisco, Inc.                                8.75%          7/15/07                   1,110            1,152
                                                                                                              --------
                                                                                                                 1,360
                                                                                                              --------

      Industrial -- 5.6%
      Keystone Owner Trust                             6.62%          11/25/08                    739              739
      Kmart Corporation                                7.95%          2/1/23                    2,000            2,015
      Loews Corporation                                7.625%         6/1/23                    2,000            2,033
      Philip Morris Companies, Inc.                    7%             7/15/05                     390              399
      TCI Communications Incorporated                  9.65%          3/31/27                   1,650            2,021
      Tele Communications Incorporated                 9.25%          1/15/23                     200              233
      Worldcom Inc.                                    9.375%         1/15/04                     610              641
                                                                                                              --------
                                                                                                                 8,081
                                                                                                              --------

      Media and Entertainment -- 1.0%
      News America Holdings Incorporated               8.75%          4/26/23                   1,000            1,192
      News America Holdings Incorporated               8.25%          10/17/96                    200              227
                                                                                                              --------
                                                                                                                 1,419
                                                                                                              --------

      Oil and Gas -- 0.8%
      Louis Dreyfus Natural Gas Corporation            9.25%          6/15/04                   1,000            1,095
                                                                                                              --------


                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Utilities -- 6.2%
      Cleveland Electric Ilumination Co.               7.88%          11/1/17                $    850         $    928(B)
      Connecticut Light and Power Company              7.875%         6/1/01                    1,750            1,791
      First PV Funding Corporation                     10.15%         1/15/16                     196              209
      Gulf States Utilities Corp.                      8.25%          4/1/04                    1,800            1,936
      Niagara Mohawk Power Corporation                 7.25%          10/1/02                     630              630
      Niagara Mohawk Power Corporation                 7.75%          5/15/06                   1,200            1,284
      Niagara Mohawk Power Corporation                 7.75%          10/1/08                     530              543
      North Atlantic Energy Corporation                9.05%          6/1/02                      756              777
      System Energy Resources, Inc.                    7.43%          1/15/11                     719              722
                                                                                                              --------
                                                                                                                 8,820
                                                                                                              --------
      Total Corporate Bonds and Notes  (Identified Cost-- $24,731)                                              26,363
---------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities -- 2.2%

      Advanta Home Equity Loan Trust                   5.95%          3/25/09                     708              694
      Chevy Chase Home Loan Trust                      7.15%          5/15/15                   1,193            1,223
      Green Tree Financial Corp.                       7.85%          7/15/04                   1,177            1,186
                                                                                                              --------
      Total Asset-backed Securities  (Identified Cost-- $3,066)                                                  3,103
---------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities -- 5.9%

      Fixed-rate Securities -- 5.2%
      Asset Securitization Corporation                 6.92%          2/14/29                   1,151            1,195
      Merrill Lynch Mortgage Investors, Inc.           6.96%          11/21/28                  2,900            3,016
      Nomura Asset Securities Corporation              8.15%          3/4/20                      600              659
      Nomura Asset Securities Corporation              7.12%          4/13/36                     680              719
      Oakdale Mall Trust 94-1 Class A                  7.95%          5/1/01                    1,000            1,043(B)
      PSB Financial Corporation II                     11.05%         12/1/15                     521              556
      Resolution Trust Corporation                     10%            5/25/22                     213              213
                                                                                                              --------
                                                                                                                 7,401
                                                                                                              --------

      Variable-rate Securities(C) -- 0.7%
      Resolution Trust Corporation                     6.804%         4/25/28                     684              684(B)
      Resolution Trust Corporation                     8.204%         9/25/29                     269              278
                                                                                                              --------
                                                                                                                   962
                                                                                                              --------
      Total Mortgage-backed Securities  (Identified Cost-- $8,184)                                               8,363
---------------------------------------------------------------------------------------------------------------------------

                                                                            11

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 39.8%

      Fixed-rate Securities -- 29.8%
      Resolution Funding Corporation                   0%             10/15/20               $  3,400         $   926(A)
      United States Treasury Bonds                     6.375%         8/15/27                  13,870           15,231
      United States Treasury Notes                     5.50%          2/29/00                   1,500            1,500
      United States Treasury Notes                     5.75%          11/30/02                    200              202
      United States Treasury Notes                     5.625%         12/31/02                  6,100            6,127
      United States Treasury Notes                     5.50%          2/28/03                   4,420            4,417
      United States Treasury Notes                     5.75%          4/30/03                  14,060           14,198
                                                                                                              --------
                                                                                                                42,601
                                                                                                              --------

      Indexed Securities -- 10.0%
      United States Treasury Inflation-
        Indexed Security                               3.625%         7/15/02                     335              331(G)
      United States Treasury Inflation-
        Indexed Security                               3.375%         1/15/07                  10,831           10,489(G)
      United States Treasury Inflation-
        Indexed Security                               3.625%         1/15/08                   3,360            3,321(G)
      United States Treasury Inflation-
        Indexed Security                               3.625%         4/15/28                     141              139(G)
                                                                                                              --------
                                                                                                                14,280
                                                                                                              --------

      Total U.S. Government and Agency Obligations  (Identified Cost-- $56,394)                                 56,881
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities -- 22.5%

      Fixed-rate Securities -- 19.6%
      Fannie Mae                                       5.75%          6/15/05                   1,000            1,000
      Fannie Mae                                       8%             4/25/06 to 3/1/10         1,409            1,462
      Fannie Mae                                       9.15%          9/25/18                      53               54
      Fannie Mae                                       6%             9/1/25 to 11/1/27         1,039            1,016
      Fannie Mae                                       6%             12/1/27                   2,970            2,908(E)
      Fannie Mae                                       6.50%          5/1/28                      180              179(E)
      Freddie Mac                                      8.75%          10/1/01                      28               29
      Freddie Mac                                      8.50%          2/1/04                      191              195
      Freddie Mac                                      8.75%          1/1/08 to 10/1/08           509              530
      Freddie Mac                                      8.50%          11/1/09                     289              301
      Freddie Mac                                      6%             2/1/14                    2,046            2,015
      Freddie Mac                                      7%             8/1/24 to 5/1/26          9,157            9,300
      Freddie Mac                                      8%             7/1/26                      991            1,025
      Government National Mortgage Association         9%             7/15/16 to 6/15/17        1,137            1,223
      Government National Mortgage Association         7%             1/15/24                     732              744
      Government National Mortgage Association         8%             12/15/26                  2,024            2,098
      Government National Mortgage Association         6.50%          5/1/28                    2,000            1,996(E)
      Government National Mortgage Association         7%             5/1/28                      400              406(E)
      Government National Mortgage Association         7.50%          5/1/28                    1,500            1,542(E)
                                                                                                              --------
                                                                                                                28,023
                                                                                                              --------


                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Indexed Securities(D) -- 0.3%
      Government National Mortgage Association         7%             10/20/22                  $ 491           $  503
                                                                                                              --------
                                                                                                                   503
                                                                                                              --------
      Variable-rate Securities(C) -- 2.6%
      Freddie Mac                                      7.734%         9/1/24                      782              810
      Sallie Mae                                       5.787%         4/25/06                   2,912            2,911
                                                                                                              --------
                                                                                                                 3,721
                                                                                                              --------
      Total U.S. Government Agency Mortgage-backed Securities  (Identified Cost-- $31,510)                      32,247
---------------------------------------------------------------------------------------------------------------------------
Yankee Bonds(F) -- 8.0%

      Fixed-rate Securities -- 6.2%
      Petroleos Mexicanos                              8.85%          9/15/07                   1,300            1,248(B)
      Petroliam Nasional Berhad                        7.125%         8/15/05 to 10/18/06         490              421(B)
      Petroliam Nasional Berhad                        7.625%         10/15/26                    700              550(B)
      Republic of Brazil                               8%             4/15/14                   1,578            1,161(H)
      Republic of Korea                                8.875%         4/15/08                   2,220            2,008
      Russian Ministry of Finance                      12.75%         6/24/28                     370              330B
      Tata Electric Company                            8.50%          8/19/17                   2,000            1,680B
      United Mexican States                            11.50%         5/15/26                     300              347
      YPF Sociedad Anonima                             7.50%          10/26/02                  1,019            1,031
                                                                                                              --------
                                                                                                                 8,776
                                                                                                              --------
      Indexed Securities(D) -- 1.8%
      Republic of Argentina                            6.625%         3/31/05                   1,140            1,011
      Republic of Argentina                            6.625%         3/31/05                     399              352
      Republic of Brazil                               6.875%         1/1/01                    1,348            1,280
                                                                                                              --------
                                                                                                                 2,643
                                                                                                              --------
      Total Yankee Bonds  (Identified Cost-- $12,202)                                                           11,419
---------------------------------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 0.9%

      Blackrock 2001 Term Trust Inc.                                                               85 shs          749
      News America Inc.                                7.125%         4/8/28                      500              500
      Time Warner Incorporated                         10.25%         2/1/23                        7                8(B)
                                                                                                              --------

      Total Common Stock and Equity Interests (Identified Cost-- $1,252)                                         1,257
---------------------------------------------------------------------------------------------------------------------------
Short-term Investments -- 4.2%

      Corporate Notes -- 1.5%
      Delta Airlines, Inc.                             7.79%          12/1/98                 $ 1,000            1,008
      Ford Motor Company                               7.70%          5/15/99                   1,000            1,142
                                                                                                              --------
                                                                                                                 2,150
                                                                                                              --------

      U.S. Government Obligations -- 0.7%
      United States Treasury Bills                     5.12%          9/3/98                    1,000              991(I)
                                                                                                              --------



Legg Mason Income Trust, Inc.



                                                                                             Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Repurchase Agreements-- 2.0%
      Merrill Lynch Securities Corp.
        5.70%, dated 6/30/98, to be repurchased at $2,852 on 7/1/98
        (Collateral: $2,865 Fannie Mae Medium-term Notes,
        6.375% due 10/13/00, value $2,951)                                                   $  2,852         $  2,852
                                                                                                              --------

      Options Purchased(K) -- N.M.
      Eurodollar Future Call, October 98, Strike Price $94.50                                      37(J)             1
      U.S. Treasury Note Future Call, August 98, Strike Price $110.50                              22(J)             4
      U.S. Treasury Note Future Call, September 98, Strike Price $110.50                           37(J)             6
                                                                                                              --------
                                                                                                                    11
                                                                                                              --------
      Total Short-term Investments  (Identified Cost-- $5,886)                                                   6,004
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 101.9%  (Identified Cost-- $143,225)                                                 145,637
      Other Assets Less Liabilities-- (1.9%)                                                                    (2,674)
                                                                                                              --------
      Net assets consisting of:
      Accumulated paid in capital applicable to:
        13,424 Primary Shares outstanding                                                    $139,525
            24 Navigator Shares outstanding                                                       247
      Undistributed net investment income                                                          72
      Undistributed net realized gain on investments, options and futures                         690
      Unrealized appreciation of investments, options and futures                               2,429
                                                                                             --------
      Net assets-- 100.0%                                                                                     $142,963
                                                                                                              ========
      Net asset value per share:

        Primary Class                                                                                           $10.63
                                                                                                                ======
        Navigator Class                                                                                         $10.63
                                                                                                                ======

                                                                       Expiration               Actual         Appreciation/
                                                                          Date                 Contracts      (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
      Options Written(K)
      U.S. Treasury Bond Future Put, Strike Price $121.00                   July 98               12                $  2
      U.S. Treasury Bond Future Call, Strike Price $124.00                August 98               24                 (10)
      U.S. Treasury Bond Future Call, Strike Price $125.00                August 98               14                   1
      U.S. Treasury Bond Future Call, Strike Price $128.00              November 98               21                  (5)
                                                                                                                    ----
                                                                                                                    $(12)
                                                                                                                    ----
      Futures Contracts Purchased(K)
      U.S. Treasury Note Future                                        September 98               15                $ 28
                                                                                                                    ----
      Futures Contracts Written(K)
      U.S. Treasury Bond Future                                        September 98                5                $ (3)
      U.S. Treasury Bond Future                                        September 98               57                   4
                                                                                                                    ----
                                                                                                                    $  1
                                                                                                                    ----

--------------------------------------------------------------------------------
      (A) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

      (B) Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.

      (C) The coupon rates shown on variable-rate securities are the rates at June 30, 1998. These rates vary with the weighted average coupon of the underlying loans.

      (D) Indexed security -- The rate of interest earned on these securities is tied to the London Interbank Offered Rate (LIBOR), the Cost of Funds Index (COFI), the One Year Treasury Constant Maturity Rate or a similar index. The coupon rate shown is the rate at June 30, 1998.

      (E) When-issued security -- Security purchased on a delayed-delivery basis. Final settlement amount and maturity date have not yet been announced.

      (F) Yankee bond -- Dollar-denominated bond issued in the U.S. by foreign entities.

      (G) United States Treasury Inflation-indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (H) Front Loaded Interest Reduction Bond (FLIRB) -- Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.

      (I) Collateral to cover futures contracts written.

      (J) This represents the actual number of contracts.

      (K) Options and Futures are described in more detail in the notes to financial statements.

      N.M. Not meaningful

      See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

High Yield Portfolio


                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 62.2%

      Broadcasting -- 0.7%
      Sullivan Broadcasting                            10.25%         12/15/05               $  1,000         $  1,113
      Teligent, Inc.                                   0%             3/1/08                    5,000            2,763(D,F)
                                                                                                              --------
                                                                                                                 3,876
                                                                                                              --------

      Builders and Building Materials -- 2.7%
      American Architectual Products Corp.             11.75%         12/1/07                   5,500            5,871
      DeGeorge Home Alliance                           12%            4/1/01                    3,500            3,264
      Fortress Group, Inc.                             13.75%         5/15/03                   5,000            5,713
                                                                                                              --------
                                                                                                                14,848
                                                                                                              --------

      Cable and Media -- 1.9%
      Advanced Radio Telecom Corp.                     14%            2/15/07                   2,000            2,090
      Brill Media Company LLC                          7.50%          12/15/07                  3,000            2,835(D,F)
      Lin Holdings                                     0%             3/1/08                    4,000            2,680(D,F)
      Young America Corp.                              11.625%        2/15/06                   3,000            3,023(C,D)
                                                                                                              --------
                                                                                                                10,628
                                                                                                              --------
      Computers -- 1.2%
      Cooperative Computing                            9%             2/1/08                    2,500            2,359(D)
      Verio, Inc.                                      13.50%         6/15/04                   3,000            4,403(D)
                                                                                                              --------
                                                                                                                 6,762
                                                                                                              --------

      Financial -- 3.3%
      Blue Green Corp.                                 10.50%         4/1/08                    3,000            2,996(D)
      Chatwins Group, Inc.                             13%            5/1/03                    3,000            3,255
      IBJ Preferred Capital Company LLC                8.79%          12/29/49                  6,500            5,935(C,D,F)
      SB Treasury Company LLC                          9.40%          12/29/49                  6,000            5,963(C,D)
                                                                                                              --------
                                                                                                                18,149
                                                                                                              --------
      Food Services -- 2.0%
      American Restaurant Group, Inc.                  11.50%         2/15/03                   4,000            3,920(C,D,G)
      International Fast Foods Corporation             11%            10/31/07                  6,884            5,421(C,D,G)
      Mrs. Fields Original Cookies                     10.125%        12/1/04                   2,000            1,995
                                                                                                              --------
                                                                                                                11,336
                                                                                                              --------
      Forest Products and Paper -- 0.3%
      American Pad and Paper Company                   13%            11/15/05                  1,723            1,732
                                                                                                              --------

      Gaming -- 1.3%
      Hollywood Park, Inc.                             9.50%          8/1/07                    3,000            3,150(D)
      Trump Atlantic City Associates                   11.25%         5/1/06                    2,750            2,674
      Trump Hotels & Casino Resorts, Inc.              15.50%         6/15/05                   1,000            1,125
                                                                                                              --------
                                                                                                                 6,949
                                                                                                              --------

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Gas and Pipeline Utilities -- 2.5%
      Grant Geophysical, Inc.                          9.75%          2/15/08                $  2,500         $  2,484(D)
      High Voltage Energy Corp.                        10.50%         8/15/04                   5,000            5,200
      Queen Sand Resources, Inc.                       12.50%         5/15/05                   6,000            6,000(C,D)
                                                                                                              --------
                                                                                                                13,684
                                                                                                              --------

      Industrial -- 5.5%
      AMSC Acquisition                                 12.25%         4/1/08                    2,000            1,988(D)
      Diva Systems Corp.                               0%             3/1/08                    3,750            1,763(C,D,F)
      Falcon Holdings Group L.P.                       11%            9/15/03                   3,693            3,942(G)
      Geneva Steel, Inc.                               9.50%          1/15/04                   4,000            3,600
      Imagyn Medical Technologies, Inc.                12.50%         4/1/04                    3,000            1,748(D)
      Norcal Waste Systems, Inc.                       13.50%         11/15/05                  1,500            1,755
      NSM Steel Ltd.                                   12.25%         2/1/08                    5,000            4,688(C,D)
      Sabreliner Corp.                                 12.50%         4/15/03                   3,000            3,143
      Therma-Wave, Inc.                                10.625%        5/15/04                   4,000            3,925
      United Auto Group, Inc.                          11%            7/15/07                   4,000            4,030(D)
                                                                                                              --------
                                                                                                                30,582
                                                                                                              --------

      Leisure and Entertainment -- 1.3%
      Booth Creek Ski Holdings, Inc.                   12.50%         3/15/07                   1,500            1,650(C,D)
      Booth Creek Ski Holdings, Inc.                   12.50%         3/15/07                   5,250            5,775
                                                                                                              --------
                                                                                                                 7,425
                                                                                                              --------

      Manufacturing -- 2.1%
      Decora Industries                                11%            5/1/05                    3,000            3,038(C,D)
      FWT, Inc.                                        9.875%         11/15/07                  2,300            2,214
      Thermadyne Holdings Corporation                  0%             6/1/08                    7,500            4,069(C,D,F)
      Zilog, Inc.                                      9.50%          3/1/05                    3,000            2,475(C,D)
                                                                                                              --------
                                                                                                                11,796
                                                                                                              --------

      Metals and Mining -- 0.7%
      Gulf States Steel Acquisition Company            13.50%         4/15/03                   4,000            3,920
                                                                                                              --------

      Retail -- 1.5%
      Relax the Back Corporation                       11%            5/22/03                   4,000            4,080(C,D)
      Relax the Back Corporation                       13%            5/22/03                   4,000            4,080(C,D)
                                                                                                              --------
                                                                                                                 8,160
                                                                                                              --------

      Services -- 9.8%
      ATC Group Services, Inc.                         12%            1/15/08                   4,000            3,900
      California Recreation LLC                        9%             7/8/07                    6,258            6,305(C,D)

Legg Mason Income Trust, Inc.

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Services -- continued
      Charter Communications International, Inc.       11.25%         3/15/06                $  1,250         $  1,378(I)
      COMFORCE Corporation                             12%            12/1/07                   3,200            3,464
      Convergent Communications                        13%            4/1/08                    3,000            2,910
      Facilicom Finance Corporation                    10.50%         1/15/08                   4,000            4,025(D)
      Fred Meyer, Inc.                                 7.45%          3/1/08                    5,000            5,020(D)
      Global Crossing Holdings                         9.625%         5/15/08                   5,000            5,213(C,D)
      InterAmericas Communications Corporation         14%            10/27/07                  2,500            2,559(D)
      Intermedia Communications, Inc.                  0%             7/15/07                   5,000            3,650(D,F)
      Iridium LLC Capital Corp.                        11.25%         7/15/05                   5,000            5,013
      Level 3 Communications                           9.125%         5/1/08                    3,000            2,918(C,D)
      Ryder Trucks, Inc.                               10%            12/1/06                   2,000            2,305
      United States Filter Corporation                 6.50%          5/15/03                   5,500            5,466(C,D)
                                                                                                              --------
                                                                                                                54,126
                                                                                                              --------

      Shipping -- 3.6%
      Global Ocean Carriers, Ltd.                      10.25%         7/15/07                   5,000            4,625(D)
      Golden Ocean Group, Ltd.                         10%            8/31/01                   9,750            8,190(D)
      Sea Containers, Ltd.                             7.875%         2/15/08                   3,000            2,985
      Sea Containers, Ltd., Sr. Nt.                    9.50%          7/1/03                    1,000            1,033
      Statia Terminals International                   11.75%         11/15/03                  3,000            3,173
                                                                                                              --------
                                                                                                                20,006
                                                                                                              --------

      Supermarkets -- 1.5%
      Big V Supermarkets, Incorporated                 11%            2/15/04                   4,500            4,703
      Pathmark Stores, Inc.                            12.625%        6/15/02                   3,500            3,535
                                                                                                              --------
                                                                                                                 8,238
                                                                                                              --------

      Telecommunications -- 16.3%
      A+ Network, Inc.                                 11.875%        11/1/05                   2,000            2,130
      Advanstar Communications                         9.25%          5/1/08                    2,000            2,005(C,D)
      Cellular Communications International, Inc.      0%             4/1/05                ECU 3,250            2,348(C,D,F,J)
      Covad Communications Group, Inc.                 0%             3/15/08                $  5,750            3,105(D,F)
      FirstWorld Communications, Inc.                  0%             4/15/08                   4,000            2,013(C,D,F)
      Globalstar L.P.                                  11.375%        2/15/04                   3,000            2,936
      HighwayMaster Communications                     13.75%         9/15/05                   4,000            3,270
      International Wireless Communications
        Holdings, Inc.                                 0%             8/15/01                   5,000            1,325(E)
      MGC Communications, Inc.                         13%            10/1/04                   4,000            4,400
      Mobile Telecommunications Technologies
        Corporation                                    13.50%         12/15/02                  2,250            2,576
      NTL Incorporated                                 0%             4/01/08                   8,500            5,546(D,F)
      Nextel Communications, Inc.                      0%             8/15/04                   4,000            3,890(F)

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Telecommunications -- continued
      Nextlink Communications LLC                      12.50%         4/15/06                $  1,750         $  1,968
      Omnipoint Corporation                            11.625%        8/15/06                   4,000            4,239
      Park-N-View                                      13%            5/15/08                   3,000            3,040(C,D)
      Peoples Telephone Company, Inc.                  12.25%         7/15/02                   4,125            4,351
      Phonetel Technologies, Inc.                      12%            12/15/06                  3,500            3,526
      Price Communications                             9.125%         12/15/06                  5,000            5,000(C,D)
      Primus Telecommunications Group                  11.75          8/1/04                    3,000            3,270(D)
      SBA Communications Corporation                   0%             3/1/08                    5,000            3,312(D,F,G)
      Source Media, Inc.                               12%            11/1/04                   3,000            3,134(G)
      Star Choice Communications, Inc.                 13%            12/15/05                  4,000            4,209
      Triton Communications                            0%             5/1/08                   10,000            5,849(C,D,F)
      Winstar Communications, Inc.                     0%             10/15/05                  6,500           10,090(D,F)
      Winstar Equipment II Corp.                       12.50%         3/15/04                   2,500            2,887(D)
                                                                                                              --------
                                                                                                                90,419
                                                                                                              --------

      Textiles and Apparel -- 1.7%
      Apparel Ventures, Inc.                           12.25%         12/31/00                  2,250            2,284
      Pacific Apparel                                  9.50%          3/31/08                   4,000            4,040(C,D)
      Pour le bebe, Incorporated                       0%             12/31/98                  3,461            3,076
                                                                                                              --------
                                                                                                                 9,400
                                                                                                              --------

      Transportation -- 2.3%
      MTL, Inc.                                        10%            6/15/06                   3,500            3,465(C,D)
      Trans World Airlines, Inc.                       12%            4/1/02                    2,500            2,666
      Trans World Airlines, Inc.                       11.50%         12/15/04                  5,000            5,331
      Trans World Airlines, Inc.                       11.375%        3/1/06                    1,000            1,066
                                                                                                              --------
                                                                                                                12,528
                                                                                                              --------
      Total Corporate Bonds and Notes  (Identified Cost-- $333,309)                                            344,564
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds -- 1.8%

      Entertainment -- 1.0%
      V2 Music Holdings PLC                            14%            4/15/08               GBP 6,000            5,435(C,D,J)
                                                                                                              --------

      Industrial -- .8%
      Texon International PLC                          10%            2/1/08                DEM 7,500            4,278(J)
                                                                                                              --------
      Total Foreign Bonds  (Identified Cost-- $8,600)                                                            9,713
---------------------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 10.8%

      Cable and Media -- 0.4%
      Rogers Cablesystems Limited                      10%            3/15/05                   2,000            2,220
                                                                                                              --------

Legg Mason Income Trust, Inc.

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
      Entertainment -- 1.0%
      Livent, Inc.                                     9.375%         10/15/04               $  2,000         $  1,975(C,D)
      V2 Music Holdings PLC                            12%            4/15/08                   7,000            3,798(C,D)
                                                                                                              --------
                                                                                                                 5,773
                                                                                                              --------

      Financial -- .6%
      Netia Holdings BV                                10.25%         11/1/07                   2,000            2,008
      PTC International Finance BV                     0%             7/1/07                    1,700            1,186(D,F)
                                                                                                              --------
                                                                                                                 3,194
                                                                                                              --------

      Foreign Government -- 1.0%
      Republic of Brazil                               6.813%         1/1/01                    1,120            1,064(H)
      Republic of Brazil C Bond                        8%             4/15/14                   5,801            4,267(I)
                                                                                                              --------
                                                                                                                 5,331
                                                                                                              --------

      Gas and Pipeline Utilities -- 0.7%
      Northern Offshore ASA                            10%            5/15/05                   4,000            3,970(C,D)
                                                                                                              --------

      Industrial -- 3.1%
      Cathay International Inc.                        13%            4/15/08                   6,450            5,829(C,D)
      Multicanal Participacoes SA                      12.625%        6/18/04                   2,000            2,000
      Petroliam Nasional Berhad                        7.125%         10/18/06                  7,800            6,672(D)
      Tevecap SA                                       12.625%        11/26/04                  3,000            2,610
                                                                                                              --------
                                                                                                                17,111
                                                                                                              --------

      Real Estate -- 0.3%
      Trizec Finance Corporation Ltd.                  10.875%        10/15/05                  1,340            1,467
                                                                                                              --------

      Services -- 0.8%
      ESAT Holdings Ltd                                0%             12/1/07                   6,000            4,410(F)
                                                                                                              --------

      Shipping -- 0.2%
      Pegasus Shipping Hellas                          11.875%        11/15/04                  1,000            1,010
                                                                                                              --------

      Supermarkets -- 1.2%
      Disco S.A.                                       9.875%         5/15/08                   7,000            6,545(C,D)
                                                                                                              --------

      Telecommunications -- 0.6%
      Globo Communicacoes e Participacoes S.A.         10.625%        12/5/08                   1,500            1,495
      Tricom SA                                        11.375%        8/1/04                    2,000            2,011
                                                                                                              --------
                                                                                                                 3,506
                                                                                                              --------

      Transportation -- 0.9%
      Canadian Airlines Corporation                    10%            5/1/05                    5,000            5,069(C,D)
                                                                                                              --------
      Total Yankee Bonds  (Identified Cost-- $61,375)                                                           59,606
---------------------------------------------------------------------------------------------------------------------------

                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 11.2%

      Cable and Media -- 5.6%
      CSC Holdings Inc.                                11.125%                                      1 shs     $     61(G)
      Capstar Broadcasting Partner                     11.25%                                      39            4,597
      Mentus Media Corporation                         12%                                          8            8,320
      Paxson Communications Corp.                      13.25%                                       3            3,411
      Paxson Communications Corp.                      13.25%                                       4            4,000(B)
      Pegasus Communications Corp.                     12.75%                                       1              609(G)
      Pegasus Communications Corp.                     12.75%                                       4            4,705(G)
      SFX Broadcasting, Inc.                           12.65%                                      11            1,246(G)
      Spanish Broadcasting System                      14.25%                                       4            4,250(C,D,G)
                                                                                                              --------
                                                                                                                31,199
                                                                                                              --------

      Gaming -- 0.3%
      Fitzgeralds Gaming Corporation                   15%                                         50            1,600(D,G)
                                                                                                              --------

      Gas and Pipeline -- 0.8%
      High Voltage Energy Corporation                  14.25%                                       4            4,170(C,D,G)
                                                                                                              --------

      Industrial -- 0.7%
      Geneva Steel                                     14%                                         10            1,563
      Morris Material Holding                          12%                                          2            2,308(C,D,G)
                                                                                                              --------
                                                                                                                 3,871
                                                                                                              --------

      Publishing -- N.M.
      Liberty Group Publishing                         14.75%                                       4               95
                                                                                                              --------

      Retail -- 0.8%
      Horizon Group                                    8.50%                                        1                4
      Prime Retail Convertible Series B                8.50%                                       20              410
      Relax the Back Corporation                       10%                                      1,702            4,213
                                                                                                              --------
                                                                                                                 4,627
                                                                                                              --------

      Services -- 0.1%
      La Petite Academy Holdings Corporation           12.125%                                    796              854(B)
                                                                                                              --------

      Telecommunications -- 2.9%
      E. Spire Communications                          14.75%                                       4            5,200(C,D)
      IXC Communications, Inc.                         12.50%                                       0              133(D,G)
      Intermedia Communications, Inc.                  0%                                           4            4,272(C,D,F,G)
      Nextlink Communications                          14%                                         48            2,946(D,G)
      Source Media, Inc.                               13.50%                                     107            3,233(C,D,G)
                                                                                                              --------
                                                                                                                15,784
                                                                                                              --------
      Total Preferred Stocks  (Identified Cost-- $56,668)                                                       62,200
---------------------------------------------------------------------------------------------------------------------------


                                                                           21



Statement of Net Assets -- Continued
Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued



                                                        Rate        Maturity Date            Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 3.7%

      Medical Supplies and Services -- 0.5%
      Interferon Sciences, Inc.                                                                    65 shs     $     75
      Unigene Labs, Inc.                                                                        1,180            2,323
                                                                                                              --------
                                                                                                                 2,398
                                                                                                              --------

      Metals and Mining -- N.M.
      Algoma Steel, Inc.                                                                           44              141
                                                                                                              --------

      Telecommunications -- 3.2%
      CS Wireless Systems, Inc.                                                                     0                0
      Global Telesystems Group, Inc.                                                               10           17,626
      Nextel Communications, Inc.                                                                   6              154
                                                                                                              --------
                                                                                                                17,780
                                                                                                              --------
      Total Common Stocks  (Identified Cost-- $4,654)                                                           20,319
---------------------------------------------------------------------------------------------------------------------------
Warrants(B) -- 1.0%
      Advanced Radio Telecom Corp.                                                                 30 wts          570
      Apparel Ventures Inc.                                                                         3                0
      Cort Furniture Business Services Corp.                                                       25               80
      County Seat Stores, Inc.                                                                      1                0(D)
      Global Telesystems Group, Inc.                                                                5                0
      Globalstar Telecommunications                                                                 3              270(D)
      Golden Ocean Group Ltd.                                                                       7                0
      Gulf States Steel, Inc.                                                                       2               18
      Harcor Energy, Inc.                                                                          33               13
      Highway Master Communications                                                                 2               50
      International Wireless Communications Holdings, Inc.                                          5               33
      MGC Communications, Inc.                                                                      4                0
      NS Group, Inc.                                                                                1                6
      Primus Telecommunication Group                                                                3                0
      Relax the Back Corporation                                                                  654                7
      Source Media, Inc.                                                                           56              643
      Spanish Broadcasting System                                                                  14            2,903(D)
      Star Choice Communications, Inc.                                                             93              718
      Unigene Labs, Inc. - Class C                                                                125                0
      Unigene Labs, Inc. - Class D                                                                125                0
      Urohealth Systems                                                                             3                0
      Wireless One, Inc.                                                                            4                0
                                                                                                              --------
      Total Warrants  (Identified Cost-- $3,345)                                                                 5,311
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Par/Shares          Value
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 9.4%
      J.P. Morgan Securities, Inc.
        5.70%, dated 6/30/98, to be repurchased at $52,231 on 7/1/98
        (Collateral: $34,395 Financing Corporation Bonds,
        10% due 8/3/18, value $54,723)
        (Identified Cost-- $52,223)                                                          $ 52,223         $ 52,223
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 100.1%  (Identified Cost-- $520,174)                                                 553,936
      Other Assets Less Liabilities-- (0.1)%                                                                      (519)
                                                                                                              --------
      Net assets consisting of:
      Accumulated paid-in capital applicable to:
        32,422 Primary Shares outstanding                                                    $506,731
            23 Navigator Shares outstanding                                                       393
      Undistributed net investment income                                                       1,939
      Undistributed net realized gain on investments                                           10,542
      Unrealized appreciation of investments                                                   33,812
                                                                                             --------

Net Assets -- 100.0%                                                                                          $553,417
                                                                                                              ========
Net asset value per share:
        Primary Class                                                                                           $17.06
                                                                                                                ======
        Navigator Class                                                                                         $16.99
                                                                                                                ======
---------------------------------------------------------------------------------------------------------------------------

      (A) Yankee bond -- Dollar-denominated bond issued in the U.S. by foreign entities.
      (B) Non-income producing
      (C) Private placement
      (D) Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
      (E) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
      (F) Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date at which time it begins to accrue interest or pay dividends.
      (G) Payment-in-kind ("PIK") security -- A bond or preferred stock in which interest during the initial years is paid in additional PIK bonds or preferred stock rather than in cash.
      (H) Indexed security -- The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate shown is the rate as of June 30, 1998.
      (I) Front Loaded Interest Reduction Bond (FLIRB) -- Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.
      (J) ECU -- European Currency Units, will convert to Euro on January 1,
          1999.
      GBP -- British Pounds
      DEM -- German Deutschmarks
      N.M. Not meaningful

      See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                                        Rate             Maturity Date           Par             Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 80.1%

      Fannie Mae                                   5.31 to 5.71%     7/6/98 to 3/8/99         $ 76,790        $ 76,239
      Federal Farm Credit Bank                     5.43 to 5.70%     7/1/98 to 10/1/98          31,000          30,983
      Federal Home Loan Bank                       5.435 to 5.72%    7/7/98 to 5/5/99           33,000          32,993
      Freddie Mac                                  5.40 to 5.505%    7/9/98 to 3/12/99         100,000          99,789
      Sallie Mae                                   5.40 to 5.60%     8/11/98 to 2/10/99         30,425          30,407
      United States Treasury Notes                 6.875%            7/31/99                     5,000           5,069
                                                                                                              --------
      Total U.S. Government and Agency Obligations  (Identified Cost-- $275,480)                               275,480
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 19.4%

      J.P. Morgan Securities, Inc.
        5.70%, dated 6/30/98, to be repurchased at $66,806 on 7/1/98
        (Collateral: $67,960 Fannie Mae Medium-term Notes,
        5.74% due 12/23/99, value $68,206)
        (Identified Cost--$66,795)                                                              66,795          66,795
---------------------------------------------------------------------------------------------------------------------------
      Total Investments, at amortized cost and value-- 99.5%                                                   342,275
      Other Assets Less Liabilities-- 0.5%                                                                       1,545
                                                                                                              --------
      Net assets applicable to 343,810  shares outstanding-- 100.0%                                           $343,820
                                                                                                              ========
      Net asset value per share                                                                                 $1.00
                                                                                                                =====

      See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands)  (Unaudited)

                                                                                Six Months Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------
                                                           U.S. Government Investment Grade     High       U.S. Government
                                                          Intermediate-Term    Income           Yield       Money Market
                                                              Portfolio       Portfolio       Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                 $10,226          $4,361         $18,475           $9,495
      Dividends                                                     --              67           2,753               --
                                                               -------          ------         -------           ------
          Total income                                          10,226           4,428          21,228            9,495
                                                               -------          ------         -------           ------


Expenses:
      Management fee                                               873             393           1,446              845
      Distribution and service fees                                773             327           1,106              169
      Transfer agent and shareholder servicing expense              78              53             117              137
      Audit and legal fees                                          31              19              33               21
      Custodian fee                                                 73              60              72               41
      Directors' fees                                                6               3               6                6
      Registration fees                                             18              12              60               26
      Reports to shareholders                                       19              22              20               15
      Other expenses                                                12               2              21                7
                                                               -------          ------         -------           ------
                                                                 1,883             891           2,881            1,267
          Less fees waived                                        (318)           (236)             --               --
                                                               -------          ------         -------           ------
          Total expenses, net of waivers                         1,565             655           2,881            1,267
                                                               -------          ------         -------           ------
      Net Investment Income                                      8,661           3,773          18,347            8,228
                                                               -------          ------         -------           ------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on:
          Investments                                            1,905           1,420          10,199                6
          Options                                                  349             201              --               --
          Futures                                                  (13)           (408)             --               --
                                                               -------          ------         -------           ------
                                                                 2,241           1,213          10,199                6
                                                               -------          ------         -------           ------

      Change in unrealized appreciation (depreciation)
        of investments, options and futures                       (770)           (787)          8,431               --
                                                               -------          ------         -------           ------
      Net Realized and Unrealized Gain (Loss)
        on Investments                                           1,471             426          18,630                6
---------------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting
        from Operations                                        $10,132          $4,199         $36,977           $8,234
---------------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.

(Amounts in Thousands)

                                         U.S. Government      Investment Grade           High           U.S. Government
                                         Intermediate-Term         Income                Yield            Money Market
                                             Portfolio            Portfolio            Portfolio            Portfolio
                                       -------------------  ------------------   -------------------  ---------------------
                                       Six Months   Year    Six Months   Year    Six Months   Year    Six Months    Year
                                          Ended     Ended      Ended     Ended      Ended     Ended      Ended      Ended
                                         6/30/98  12/31/97    6/30/98  12/31/97    6/30/98  12/31/97    6/30/98   12/31/97
---------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)          (Unaudited)          (Unaudited)          (Unaudited)
Change in Net Assets:
      Net investment income            $  8,661   $ 17,534  $  3,773  $  6,380   $ 18,347   $ 26,378   $  8,228   $ 15,916
      Net realized gain (loss)
        on investments,
        options and futures               2,241       (465)    1,213     1,468     10,199      4,465          6         23
      Change in unrealized
        appreciation (depreciation)
        of investments,
        options and futures                (770)     2,985      (787)    2,295      8,431     14,202         --         --
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from operations        10,132     20,054     4,199    10,143     36,977     45,045      8,234     15,939
      Distributions to shareholders:
        From net investment income:
          Primary Class                  (8,421)   (16,688)   (3,765)   (6,363)   (16,605)   (26,212)    (8,228)   (15,916)
          Navigator Class                  (240)      (460)       (8)      (17)        (1)        --         --         --
        From net realized gain
           on investments                    --         --        --        --         --     (1,943)        --         --
        In excess of net investment
          income:
          Primary Class                      --       (376)       --        --         --         --         --         --
          Navigator Class                    --        (10)       --        --         --         --         --         --
      Change in net assets from
        Fund share transactions:
           Primary Class                 23,467      4,674    20,185    26,418    150,510    131,145     19,118       (537)
           Navigator Class                   83       (256)       --        --        393         --         --         --
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets               25,021      6,938    20,611    30,181    171,274    148,035     19,124       (514)
Net Assets:
      Beginning of period               308,866    301,928   122,352    92,171    382,143    234,108    324,696    325,210
---------------------------------------------------------------------------------------------------------------------------
      End of period                    $333,887   $308,866  $142,963  $122,352   $553,417   $382,143   $343,820   $324,696
---------------------------------------------------------------------------------------------------------------------------
      Undistributed net
        investment income              $     --   $     --  $     72  $     72   $   1,939  $    198   $     --   $     --
---------------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                              Investment Operations                             Distributions From:
                                  ------------------------------------------------- -----------------------------------------------
                                                         Net Realized
                                                        and Unrealized                                                  In Excess
                                  Net Asset      Net     Gain (Loss) on    Total               In Excess     Net          of Net
                                   Value,    Investment   Investments,     From         Net      of Net    Realized      Realized
                                  Beginning    Income       Options      Investment Investment Investment   Gain on       Gain on
                                  of Period    (Loss)     and Futures    Operations   Income     Income   Investments   Investments
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
     --Primary Class
       Six Months Ended
       June 30, 1998*              $10.40      $ .26(A)     $  .05         $ .31      $ (.26)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------
       Years Ended Dec. 31,
       1997                         10.31        .60(A)        .09           .69        (.59)     (.01)        --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1996                         10.47        .61(A)       (.16)          .45        (.60)     (.01)        --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1995                          9.72        .57(A)        .75          1.32        (.57)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1994                         10.43        .51(A)       (.71)         (.20)       (.51)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1993                         10.70        .53(A)        .17           .70        (.53)       --       (.39)         (.05)

     --Navigator Class
       Six Months Ended
       June 30, 1998*              $10.40      $ .28(B)     $  .05         $ .33      $ (.28)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------
       Years Ended Dec. 31,
       1997                         10.31        .65(B)        .09           .74        (.64)     (.01)        --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1996                         10.47        .67(B)       (.16)          .51        (.66)     (.01)        --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1995                          9.72        .62(B)        .75          1.37        (.62)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1994(E)                       9.72        .05(B)         --           .05        (.05)       --         --            --

Investment Grade Income Portfolio
     --Primary Class
       Six Months Ended
       June 30, 1998*              $10.59      $ .28(C)     $  .04         $ .32      $ (.28)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------
       Years Ended Dec. 31,
       1997                         10.22        .65(C)        .37          1.02        (.65)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1996                         10.44        .64(C)       (.22)          .42        (.64)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1995                          9.27        .65(C)       1.17          1.82        (.65)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1994                         10.40        .60(C)      (1.09)         (.49)       (.60)       --       (.04)           --
-----------------------------------------------------------------------------------------------------------------------------------
       1993                         10.71        .62(C)        .33           .95        (.62)       --       (.63)         (.01)

     --Navigator Class
       Six Months Ended
       June 30, 1998*              $10.59      $ .30(D)     $  .04         $ .34      $ (.30)
-----------------------------------------------------------------------------------------------------------------------------------
       Years Ended Dec. 31,
       1997                         10.22        .71(D)        .37          1.08        (.71)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------
       1996                         10.44        .70(D)       (.22)          .48        (.70)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1995(F)                      10.32        .03(D)        .12           .15        (.03)       --         --            --

High Yield Portfolio
     --Primary Class
       Six Months Ended
       June 30, 1998*              $16.29      $  .67       $  .72         $1.39      $ (.62)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------
       Years Ended Dec. 31,
       1997                         15.37        1.35          .99          2.34       (1.34)       --       (.08)           --
-----------------------------------------------------------------------------------------------------------------------------------
       1996                         14.62        1.33          .76          2.09       (1.34)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1995                         13.57        1.29         1.05          2.34       (1.29)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
       1994(G)                      15.00        1.02        (1.44)         (.42)      (1.01)       --         --            --

     --Navigator Class
       June 30, 1998(J,*)          $16.85      $  .48       $  .11         $ .59      $ (.45)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Ratios/Supplemental Data
                                                               ------------------------------------------------------------------

                                                                                          Net
                                                    Net Asset                          Investment                   Net Assets,
                                                      Value,             Expenses     Income (Loss)    Portfolio       End of
                                          Total       End of   Total    to Average     to Average      Turnover        Period
                                      Distributions   Period   Return   Net Assets     Net Assets        Rate      (in thousands)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
      --Primary Class
        Six Months Ended
        June 30, 1998*                   $ (.26)      $10.45   3.12%(H)   1.00%(A,I)    5.44%(I)       352%(A,I)      $325,850
---------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                               (.60)       10.40   6.95%      1.00%(A)      5.84%(A)       252%            300,952
---------------------------------------------------------------------------------------------------------------------------------
        1996                               (.61)       10.31   4.47%       .98%(A)      5.91%(A)       354%            293,846
---------------------------------------------------------------------------------------------------------------------------------
        1995                               (.57)       10.47  13.88%       .93%(A)      5.59%(A)       290%            231,886
---------------------------------------------------------------------------------------------------------------------------------
        1994                               (.51)        9.72  (1.93)%      .90%(A)      5.11%(A)       316%            231,255
---------------------------------------------------------------------------------------------------------------------------------
        1993                               (.97)       10.43   6.64%       .90%(A)      4.84%(A)       490%            299,529

      --Navigator Class
        Six Months Ended
        June 30, 1998*                   $ (.28)      $10.45   3.52%(H)    .45%(B,I)    5.99%(B,I)     352%(I)        $  8,037
---------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                               (.65)       10.40   7.45%       .45%(B)      6.40%(B)       252%              7,914
---------------------------------------------------------------------------------------------------------------------------------
        1996                               (.67)       10.31   5.09%       .42%(B)      6.47%(B)       354%              8,082
---------------------------------------------------------------------------------------------------------------------------------
        1995                               (.62)       10.47  14.45%       .44%(B)      6.08%(B)       290%              4,184
---------------------------------------------------------------------------------------------------------------------------------
        1994(E)                            (.05)        9.72    .50%(H)    .40%(B,I)    6.44%(B,I)     316%(I)           4,024

Investment Grade Income Portfolio
      --Primary Class
        Six Months Ended
        June 30, 1998*                   $ (.28)      $10.63   3.27%(H)   1.00%(C,I)    5.76%(C,I)     354%(I)        $142,710
---------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                               (.65)       10.59  10.31%      1.00%(C)      6.28%(C)       259%            122,100
---------------------------------------------------------------------------------------------------------------------------------
        1996                               (.64)       10.22  4.31%        .97%(C)      6.42%(C)       383%             91,928
---------------------------------------------------------------------------------------------------------------------------------
        1995                               (.65)       10.44 20.14%        .88%(C)      6.49%(C)       221%             85,633
---------------------------------------------------------------------------------------------------------------------------------
        1994                               (.64)        9.27 (4.82)%       .85%(C)      6.09%(C)       200%             66,196
---------------------------------------------------------------------------------------------------------------------------------
        1993                              (1.26)       10.40 11.22%        .85%(C)      5.62%(C)       348%             68,781

      --Navigator Class
        Six Months Ended
        June 30, 1998*                   $ (.30)      $10.63  3.56%(H)     .45%(D,I)    6.31%(D,I)     354%(I)        $    253
---------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                               (.71)       10.59 10.95%        .43%(D)      6.87%(D)       259%                252
---------------------------------------------------------------------------------------------------------------------------------
        1996                               (.70)       10.22  4.88%        .41%(D)      6.99%(D)       383%                243
---------------------------------------------------------------------------------------------------------------------------------
        1995(F)                            (.03)       10.44  1.42%(H)     .40%(D,I)    6.73%(D,I)     221%(I)             249

High Yield Portfolio
      --Primary Class
        Six Months Ended
        June 30, 1998*                   $ (.62)      $17.06  8.68%(H)    1.30%(I)      8.24%(I)       107%(I)        $553,021
---------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                              (1.42)       16.29 15.86%       1.30%         8.60%          116%            382,143
---------------------------------------------------------------------------------------------------------------------------------
        1996                              (1.34)       15.37 14.91%       1.35%         9.05%           77%            234,108
---------------------------------------------------------------------------------------------------------------------------------
        1995                              (1.29)       14.62 18.01%       1.47%         9.28%           47%            108,417
---------------------------------------------------------------------------------------------------------------------------------
        1994(G)                           (1.01)       13.57 (2.90)%(H)   1.60%(I)      8.40%(I)        67%(I)          53,424

      --Navigator Class
        June 30, 1998(J,*)               $ (.45)      $16.99  2.64%(H)     .68%(I)      9.45%(I)       107%(I)        $    396
---------------------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

                                              Investment Operations                             Distributions From:
                                  ------------------------------------------------- -----------------------------------------------
                                                         Net Realized
                                                        and Unrealized                                                  In Excess
                                  Net Asset      Net     Gain (Loss) on    Total               In Excess     Net          of Net
                                   Value,    Investment   Investments,     From         Net      of Net    Realized      Realized
                                  Beginning    Income       Options      Investment Investment Investment   Gain on       Gain on
                                  of Period    (Loss)     and Futures    Operations   Income     Income   Investments   Investments
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio
        Six Months Ended
        June 30, 1998*             $ 1.00      $ .02        $  --          $ .02      $ (.02)    $  --      $  --         $  --
-----------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                         1.00        .05        $  Nil           .05        (.05)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
        1996                         1.00        .05           Nil           .05        (.05)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
        1995                         1.00        .05           Nil           .05        (.05)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
        1994                         1.00        .04          (Nil)          .04        (.04)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
        1993                         1.00        .03            --           .03        (.03)       --         --            --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Ratios/Supplemental Data
                                                               ------------------------------------------------------------------

                                                                                          Net
                                                    Net Asset                          Investment                   Net Assets,
                                                      Value,             Expenses     Income (Loss)    Portfolio       End of
                                          Total       End of   Total    to Average     to Average      Turnover        Period
                                      Distributions   Period   Return   Net Assets     Net Assets        Rate      (in thousands)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio
        Six Months Ended
        June 30, 1998*                    $ (.02)    $ 1.00    4.92%(I)     .75%(I)      4.87%(I)         --           $343,820
---------------------------------------------------------------------------------------------------------------------------------
        Years Ended Dec. 31,
        1997                                (.05)      1.00    4.86%        .75%         4.77%            --            324,696
---------------------------------------------------------------------------------------------------------------------------------
        1996                                (.05)      1.00    4.81%        .66%         4.71%            --            325,210
---------------------------------------------------------------------------------------------------------------------------------
        1995                                (.05)      1.00    5.31%        .67%         5.17%            --            316,646
---------------------------------------------------------------------------------------------------------------------------------
        1994                                (.04)      1.00    3.66%        .69%         3.66%            --            214,576
---------------------------------------------------------------------------------------------------------------------------------
        1993                                (.03)      1.00    2.80%        .71%         2.76%            --            172,533
---------------------------------------------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of: 0.85% until August 31, 1992; 0.9% until April 30, 1995; 0.95% until April 30, 1996; and 1.00% until December 31, 1998. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, 1.20%; 1997, 1.21%; 1996, 1.26%; 1995, 1.24%; 1994, 1.19%; and 1993, 1.17%.
(B) Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.4% until April 30, 1995; 0.45% until April 30, 1996; and 0.50% until
    May 1, 1999. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, .65%; 1997, .66%; 1996, .69%; 1995, .74%; and 1994, .66%.
(C) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of: 0.85% until April 30, 1995; 0.9% until April 30, 1996; and 1.00% until May 1, 1999 . If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, 1.35%; 1997, 1.39%; 1996, 1.43%; 1995, 1.38%; 1994,
    1.40%; and 1993, 1.45%.
(D) Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.4% until April 30, 1996 and 0.50% until May 1, 1999. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, .80%; 1997, .82%; 1996, .88%; and 1995, .82%.
(E) For the period December 1, 1994 (commencement of sale of Navigator Shares) to December 31, 1994.
(F) For the period December 1, 1995 (commencement of sale of Navigator Shares) to December 31, 1995.
(G) For the period February 1, 1994 (commencement of operations) to December 31, 1994.
(H) Not annualized
(I) Annualized
(J) For the period May 5, 1998 (commencement of sale of Navigator Shares) to June 30, 1998.
 *  Unaudited

See notes to financial statements.

Notes to Financial Statements
Legg Mason Income Trust, Inc.
(Amounts in Thousands)  (Unaudited)

1. Significant Accounting Policies:

           The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

           The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class, offered since 1987, and Navigator Class, offered to certain institutional investors since December 1, 1994, December 1, 1995, and May 5, 1998, respectively. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation

           Portfolio securities in Government Intermediate, Investment Grade and High Yield are valued using market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

           The investments of Government Money Market are valued on the basis of amortized cost so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Distributions to Shareholders

           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividends are declared daily and paid monthly for each Fund except High Yield which declares and pays dividends monthly. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. When available, net capital gain distributions, which are calculated at a composite level, are declared and paid after the end of the tax year in which the gain is realized. At June 30, 1998, accrued dividends payable were as follows: Government Intermediate, $762; Investment Grade, $356; High Yield, $0; and Government Money Market, $663. There were no capital gain distributions payable at June 30, 1998.

      Investment Transactions

           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 1998, receivables for securities sold but not yet delivered and payables for securities purchased but not yet received for each Fund were as follows:

                                  Receivable for            Payable for
                                  Securities Sold      Securities Purchased
--------------------------------------------------------------------------------
Government Intermediate              $14,093                 $31,451
Investment Grade                       4,825                   9,549
High Yield                             1,197                  12,153
Government Money Market                   --                   5,212

Legg Mason Income Trust, Inc.

      Federal Income Taxes

           No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

      Use of Estimates

           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

           For the six months ended June 30, 1998, investment transactions (excluding short-term investments) were as follows:

                                                    Purchases                            Proceeds from Sales
                                     -----------------------------------       -----------------------------------
                                     U.S. Gov't. Securities        Other       U.S. Gov't. Securities       Other
------------------------------------------------------------------------------------------------------------------
Government Intermediate                    $505,404             $ 64,657             $512,975             $ 20,170
Investment Grade                            228,775               16,794              209,374               15,853
High Yield                                       --              356,305                   --              230,802

           At June 30, 1998, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                         Cost        Appreciation    (Depreciation)
-----------------------------------------------------------------------------------
Government Intermediate               $344,966         $ 4,660         $  (777)
Investment Grade                       143,225           3,591          (1,179)
High Yield                             520,174          43,891         (10,129)
Government Money Market                342,275              --              --

           Unused capital loss carryforwards for federal income tax purposes at June 30, 1998 were as follows: Government Intermediate, $11,085 which expire through 2003 and Investment Grade, $471 which expire through 2002. High Yield and Government Money Market have no capital loss carryforwards.

3. Repurchase Agreements:

            All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:

           As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written
      (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

           When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below.

PURCHASED OPTION:                     IMPACT ON THE FUND:
The option expires                    Realize a loss in the amount of the cost of the option.

The option is closed through          Realize a gain or loss depending on whether the proceeds from the closing sale
a closing sale transaction            transaction are greater or less than the cost of the option.

The Fund exercises a call option      The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option       Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

WRITTEN OPTION:                       IMPACT ON THE FUND:
The option expires                    Realize a gain equal to the amount of the premium received.

The option is closed through          Realize a gain or loss without regard to any unrealized gain or loss on the
a closing purchase transaction        underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised    Realize a gain or loss from the sale of the underlying security. The proceeds of that
by the option purchaser               sale will be increased by the premium originally received when the option was written.

A written put option is exercised     The amount of the premium originally received will reduce the cost of the security
by the option purchaser               that the Fund purchased when the option was exercised.

           Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.
           The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Net Assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

Legg Mason Income Trust, Inc.

           Call and put options written by the Funds and related premiums received during the period were as follows:

                                                   Calls               Puts
------------------------------------------------------------------------------------
                                             Actual               Actual
Government Intermediate                     Contracts  Premiums  Contracts Premiums
------------------------------------------------------------------------------------
Options outstanding December 31, 1997          60       $ 7        --        $ --
Options written                               763       309       560         291
Options closed                               (673)     (266)     (491)       (284)
Options exercised                            (150)      (50)      (69)         (7)
------------------------------------------------------------------------------------
Options outstanding June 30, 1998               --      $--        --        $ --
------------------------------------------------------------------------------------

                                                   Calls               Puts
------------------------------------------------------------------------------------
                                             Actual               Actual
Investment Grade                            Contracts  Premiums  Contracts Premiums
------------------------------------------------------------------------------------
Options outstanding December 31, 1997         --       $ --        22       $  19
Options written                               367       214       171          97
Options closed                               (308)     (168)      (89)        (64)
Options expired                                --        --       (92)        (48)
Options exercised                              --        --        --          --
------------------------------------------------------------------------------------
Options outstanding June 30, 1998              59      $ 46        12       $   4
------------------------------------------------------------------------------------

           The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
           The open futures positions and related appreciation or depreciation at June 30, 1998 are described at the end of U.S. Government Intermediate's and Investment Grade's respective "Statement of Net Assets."

5. Financial Instruments:
      Forward Currency Exchange Contracts
           As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.
           Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
           The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the Financial Statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

           At June 30, 1998, open forward currency exchange contracts in High Yield were as follows:

                                      Contract to
Settlement          ---------------------------------------------        Unrealized
  Date                       Receive                      Deliver           Gain
-------------------------------------------------------------------------------------
7/6/98              USD       7,500              DEM       4,233              $50

6. Transactions with Affiliates:

           Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly at annual rates of each Fund's average daily net assets as follows: Government Intermediate, .55%; Investment Grade, .60%; High Yield, .65%; and Government Money Market, .50%.
           LMFA has agreed to waive its fees to the extent expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates based on certain Funds' average daily net assets. As described, fees will be waived for those expenses in excess of 1.00% for Primary Shares and 0.50% for Navigator Shares for such month, until the earlier of May 1, 1999, or, with respect to Government Intermediate, until the Fund's net assets reach $400 million, and with respect to Investment Grade, until the Fund's net assets reach $150 million. For the six months ended June 30, 1998, management fees of $318 and $236, respectively, were waived for Government Intermediate and Investment Grade. No fee waivers were necessary for High Yield or Government Money Market. At June 30, 1998, amounts due to LMFA were as follows: Government Intermediate, $92; Investment Grade, $28; High Yield, $270; and Government Money Market, $142.
           Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of up to: 40% of the management fee for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For U.S. Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives from Government Intermediate, Investment Grade and High Yield an annual distribution fee of 0.25% and an annual service fee of 0.25% of the average daily net assets of Primary Shares, computed daily and payable monthly. Government Money Market pays Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average net assets. Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market until January 10, 1999. If this voluntary limit is not extended beyond January 10, 1999, the Fund may pay Legg Mason a fee for its distribution services in an amount not to exceed an annual rate of 0.20% of its average daily net assets. At June 30, 1998, distribution and service fees due to Legg Mason were as follows:
      Government Intermediate, $133; Investment Grade, $58; High Yield, $208; and Government Money Market, $28.
           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the six months ended June 30, 1998: Government Intermediate, $26; Investment Grade, $16; High Yield, $30; and Government Money Market, $42.
           The Adviser, LMFA and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

7. Line of Credit:

           The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $150 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended June 30, 1998, the Funds had no borrowings under the line of credit.

Legg Mason Income Trust, Inc.

8. Fund Share Transactions:

           At June 30, 1998, there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Corporation. Share transactions were as follows:

                                                                    Reinvestment
                                                    Sold          of Distributions          Repurchased              Net Change
                                             -----------------    ----------------       -----------------        ----------------
                                             Shares     Amount    Shares   Amount        Shares     Amount        Shares    Amount
----------------------------------------------------------------------------------------------------------------------------------
      Government Intermediate
      --Primary Class
        Six Months Ended June 30, 1998        5,806  $  60,601       646 $  6,746       (4,206)  $   (43,880)    2,246  $ 23,467
        Year Ended December 31, 1997          7,011     72,238     1,458   15,020       (8,029)      (82,584)      440     4,674

      --Navigator Class
        Six Months Ended June 30, 1998          147      1,534        20      209         (159)       (1,660)        8        83
        Year Ended December 31, 1997            444      4,554        44      454         (511)       (5,264)      (23)     (256)

      Investment Grade
      --Primary Class
        Six Months Ended June 30, 1998        3,644     38,720       288    3,066       (2,034)      (21,601)    1,898    20,185
        Year Ended December 31, 1997          4,258     44,149       547    5,662       (2,271)      (23,393)    2,534    26,418

      --Navigator Class
        Six Months Ended June 30, 1998           --         --        --       --           --            --        --        --
        Year Ended December 31, 1997             --         --        --       --           --            --        --        --

      High Yield
      --Primary Class
        Six Months Ended June 30, 1998       13,789    231,293       797   13,307       (5,621)      (94,090)    8,965   150,510
        Year Ended December 31, 1997         15,869    253,216     1,464   23,407       (9,107)     (145,478)    8,226   131,145

      --Navigator Class
        Six Months Ended June 30, 1998           23        393        --       --           --            --        23       393
        Year Ended December 31, 1997             --         --        --       --           --            --        --        --

      Government Money Market
        Six Months Ended June 30, 1998      747,320    747,320     7,273    7,273     (735,475)     (735,475)   19,118    19,118
        Year Ended December 31, 1997      1,269,493  1,269,493    15,246   15,246   (1,285,276)   (1,285,276)     (537)     (537)

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